Commitments and Contingencies (Schedule Of Capital Lease Obligations) (Details) $ in Millions	Apr. 30, 2015 USD ($)
Commitments and Contingencies [Abstract]
Fiscal 2016	$ 3.6
Fiscal 2017	2.4
Fiscal 2018	1.3
Fiscal 2019	0.5
Total minimum capital lease payments	7.8
Less: amounts representing interest	(0.5)
Present value of net minimum obligations	7.3
Less: current portion	(3.3)
Long-term capital lease obligations	$ 4.0